American Century Investments®
Quarterly Portfolio Holdings
Equity Growth Fund
September 30, 2021

Equity Growth - Schedule of Investments
SEPTEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.9%
Aerospace and Defense — 0.6%
Huntington Ingalls Industries, Inc.	76,486	14,766,387
Air Freight and Logistics — 1.0%
FedEx Corp.	112,544	24,679,774
Automobiles — 1.6%
Ford Motor Co.(1)	1,176,837	16,664,012
Tesla, Inc.(1)	30,557	23,696,342
		40,360,354
Banks — 4.5%
Bank of Nova Scotia (The)	148,854	9,162,054
Canadian Imperial Bank of Commerce	113,049	12,584,801
Comerica, Inc.	168,412	13,557,166
JPMorgan Chase & Co.	240,331	39,339,781
Wells Fargo & Co.	576,215	26,742,138
Zions Bancorp N.A.	219,257	13,569,816
		114,955,756
Beverages — 0.1%
Molson Coors Beverage Co., Class B	67,566	3,133,711
Biotechnology — 3.4%
AbbVie, Inc.	241,841	26,087,389
Exelixis, Inc.(1)	193,323	4,086,848
Horizon Therapeutics plc(1)	99,199	10,866,258
Moderna, Inc.(1)	38,085	14,657,393
Regeneron Pharmaceuticals, Inc.(1)	30,437	18,419,864
Vertex Pharmaceuticals, Inc.(1)	66,336	12,032,687
		86,150,439
Building Products — 0.6%
Carrier Global Corp.	306,051	15,841,200
Capital Markets — 2.7%
Cboe Global Markets, Inc.	96,223	11,918,181
Goldman Sachs Group, Inc. (The)	41,835	15,814,885
Morgan Stanley	231,867	22,562,978
T. Rowe Price Group, Inc.	100,000	19,670,000
		69,966,044
Chemicals — 1.9%
Chemours Co. (The)	482,607	14,024,560
Eastman Chemical Co.	133,237	13,422,295
Olin Corp.	231,087	11,149,948
Sherwin-Williams Co. (The)	36,126	10,105,526
		48,702,329
Commercial Services and Supplies — 1.7%
ABM Industries, Inc.	162,663	7,321,462
Clean Harbors, Inc.(1)	84,066	8,731,935
Waste Management, Inc.	175,106	26,153,832
		42,207,229
Communications Equipment — 0.9%
Motorola Solutions, Inc.	24,914	5,788,020
Nokia Oyj(1)	3,291,064	18,151,221
		23,939,241

Construction and Engineering — 1.9%
Dycom Industries, Inc.(1)	136,128	9,697,759
EMCOR Group, Inc.	77,564	8,949,334
MasTec, Inc.(1)	91,258	7,873,740
Quanta Services, Inc.	203,498	23,162,143
		49,682,976
Containers and Packaging — 0.6%
Greif, Inc., Class A	52,521	3,392,856
WestRock Co.	231,589	11,540,080
		14,932,936
Distributors — 0.3%
LKQ Corp.(1)	152,444	7,670,982
Diversified Consumer Services — 0.5%
H&R Block, Inc.	527,796	13,194,900
Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B(1)	136,943	37,377,222
Diversified Telecommunication Services — 0.6%
Liberty Global plc, Class C(1)	480,948	14,168,728
Electrical Equipment — 1.8%
Atkore, Inc.(1)	97,353	8,461,923
Eaton Corp. plc	153,736	22,954,322
nVent Electric plc	342,734	11,080,590
Regal Beloit Corp.	23,261	3,497,059
		45,993,894
Entertainment — 0.8%
Electronic Arts, Inc.	138,094	19,643,871
Equity Real Estate Investment Trusts (REITs) — 1.1%
ProLogis, Inc.	229,798	28,823,563
Food and Staples Retailing — 1.1%
Kroger Co. (The)	339,980	13,745,392
Walmart, Inc.	95,424	13,300,197
		27,045,589
Food Products — 1.2%
Darling Ingredients, Inc.(1)	124,273	8,935,229
Sanderson Farms, Inc.	2,279	428,908
Tyson Foods, Inc., Class A	268,230	21,174,076
		30,538,213
Health Care Equipment and Supplies — 4.1%
Abbott Laboratories	203,439	24,032,249
Danaher Corp.	115,649	35,208,182
DexCom, Inc.(1)	23,376	12,783,399
Edwards Lifesciences Corp.(1)	155,803	17,638,458
IDEXX Laboratories, Inc.(1)	23,000	14,303,700
		103,965,988
Health Care Providers and Services — 4.8%
AMN Healthcare Services, Inc.(1)	176,405	20,242,474
Anthem, Inc.	32,101	11,967,253
HCA Healthcare, Inc.	106,306	25,802,592
McKesson Corp.	109,935	21,918,840
Molina Healthcare, Inc.(1)	62,312	16,905,869
UnitedHealth Group, Inc.	67,935	26,544,922
		123,381,950
Hotels, Restaurants and Leisure — 1.9%
Bloomin' Brands, Inc.(1)	253,831	6,345,775
Domino's Pizza, Inc.	21,575	10,290,412

Starbucks Corp.	192,617	21,247,581
Yum! Brands, Inc.	81,605	9,981,108
		47,864,876
Household Products — 0.4%
Kimberly-Clark Corp.	78,005	10,330,982
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	84,017	17,835,129
Insurance — 0.5%
Hartford Financial Services Group, Inc. (The)	190,882	13,409,460
Interactive Media and Services — 8.3%
Alphabet, Inc., Class A(1)	36,107	96,532,787
Alphabet, Inc., Class C(1)	17,953	47,850,310
Facebook, Inc., Class A(1)	201,232	68,296,129
		212,679,226
Internet and Direct Marketing Retail — 3.2%
Amazon.com, Inc.(1)	24,510	80,516,330
IT Services — 3.0%
Accenture plc, Class A	105,414	33,724,047
Cognizant Technology Solutions Corp., Class A	172,256	12,783,118
Gartner, Inc.(1)	55,802	16,957,112
Mastercard, Inc., Class A	34,301	11,925,771
		75,390,048
Leisure Products — 0.2%
Polaris, Inc.	47,238	5,652,499
Life Sciences Tools and Services — 1.5%
Agilent Technologies, Inc.	118,409	18,652,970
Charles River Laboratories International, Inc.(1)	47,149	19,456,978
		38,109,948
Machinery — 0.3%
AGCO Corp.	70,787	8,673,531
Multiline Retail — 1.0%
Target Corp.	109,437	25,035,902
Oil, Gas and Consumable Fuels — 2.7%
APA Corp.	620,729	13,302,222
ConocoPhillips	218,197	14,787,211
Diamondback Energy, Inc.	148,898	14,096,174
Ovintiv, Inc.	526,761	17,319,902
Targa Resources Corp.	167,148	8,225,353
		67,730,862
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.	75,597	4,639,388
Personal Products — 0.5%
Unilever plc	220,483	11,936,581
Pharmaceuticals — 1.2%
Pfizer, Inc.	248,870	10,703,899
Roche Holding AG	56,914	20,771,888
		31,475,787
Professional Services — 0.3%
Robert Half International, Inc.	71,231	7,146,606
Road and Rail — 0.8%
Landstar System, Inc.	28,527	4,502,131
Ryder System, Inc.	191,721	15,857,244
		20,359,375
Semiconductors and Semiconductor Equipment — 6.8%
Advanced Micro Devices, Inc.(1)	275,042	28,301,822

Analog Devices, Inc.	85,586	14,333,943
Broadcom, Inc.	32,905	15,956,622
NVIDIA Corp.	131,993	27,343,670
NXP Semiconductors NV	144,384	28,280,494
Qorvo, Inc.(1)	34,541	5,774,910
QUALCOMM, Inc.	192,560	24,836,389
STMicroelectronics NV, (New York)	216,345	9,439,132
United Microelectronics Corp., ADR	1,635,673	18,695,742
		172,962,724
Software — 11.7%
Autodesk, Inc.(1)	54,439	15,524,370
Fortinet, Inc.(1)	58,041	16,950,294
HubSpot, Inc.(1)	18,000	12,169,620
Intuit, Inc.	21,829	11,776,964
Microsoft Corp.	566,722	159,770,266
Oracle Corp. (New York)	201,335	17,542,318
Palo Alto Networks, Inc.(1)	35,384	16,948,936
salesforce.com, Inc.(1)	118,236	32,067,968
Teradata Corp.(1)	252,209	14,464,186
		297,214,922
Specialty Retail — 4.7%
Bath & Body Works, Inc.	105,000	6,618,150
Best Buy Co., Inc.	191,949	20,290,929
Dick's Sporting Goods, Inc.	124,818	14,949,452
Home Depot, Inc. (The)	49,841	16,360,806
Lowe's Cos., Inc.	124,307	25,216,918
O'Reilly Automotive, Inc.(1)	6,383	3,900,396
RH(1)	9,891	6,596,407
Signet Jewelers Ltd.	163,150	12,882,324
Williams-Sonoma, Inc.	72,475	12,851,992
		119,667,374
Technology Hardware, Storage and Peripherals — 7.5%
Apple, Inc.	1,130,779	160,005,228
HP, Inc.	404,771	11,074,534
NetApp, Inc.	130,464	11,710,449
Seagate Technology Holdings plc	113,965	9,404,392
		192,194,603
Textiles, Apparel and Luxury Goods — 0.7%
Crocs, Inc.(1)	51,937	7,451,921
NIKE, Inc., Class B	79,054	11,481,012
		18,932,933
Wireless Telecommunication Services — 0.5%
Vodafone Group plc	8,122,015	12,359,204
TOTAL COMMON STOCKS (Cost $1,967,554,462)		2,493,241,566
TEMPORARY CASH INVESTMENTS — 2.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 5/15/23, valued at $11,177,571), in a joint trading account at 0.02%, dated 9/30/21, due 10/1/21 (Delivery value $10,954,909)		10,954,903
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $37,254,494), at 0.01%, dated 9/30/21, due 10/1/21 (Delivery value $36,524,010)		36,524,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	12,741,884	12,741,884
TOTAL TEMPORARY CASH INVESTMENTS (Cost $60,220,787)		60,220,787
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $2,027,775,249)		2,553,462,353
OTHER ASSETS AND LIABILITIES — (0.3)%		(7,305,520)
TOTAL NET ASSETS — 100.0%		$2,546,156,833

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	118	December 2021	$25,356,725	$(550,597)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,408,275,817	84,965,749	—
Temporary Cash Investments	12,741,884	47,478,903	—
	2,421,017,701	132,444,652	—
Liabilities
Other Financial Instruments
Futures Contracts	550,597	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.